Taxes on Income (Details) - Schedule of Taxes on Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes on Income [Abstract]
Current taxes	$ 145	$ 62	$ 345
Deferred tax expenses (income)
Taxes in respect of prior years
Taxes on income	$ 145	$ 62	$ 345